ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 1) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments current	$ 856,562	$ 350,401
Issued debt instruments non current	7,258,671	6,743,252
Issued debt instruments	8,115,233	7,093,653
Other financial liabilities current	205,871	212,825
Other financial liabilities non current	9,529	29,205
Other financial liabilities	215,400	242,030
Issued debt instruments and other financial liabilities current	1,062,433	563,226
Issued debt instruments and other financial liabilities non current	7,268,200	6,772,457
Issued debt instruments and other financial liabilities	8,330,633	7,335,683
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	6,830	8,691
Issued debt instruments non current	18,660	25,788
Issued debt instruments	25,490	34,479
Senior Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	844,898	337,166
Issued debt instruments non current	6,353,967	5,849,594
Issued debt instruments	7,198,865	6,186,760
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	4,833	4,541
Issued debt instruments non current	90,088	94,681
Issued debt instruments	94,921	99,222
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	1	3
Issued debt instruments non current	795,956	773,189
Issued debt instruments	$ 795,957	$ 773,192